Information on net borrowings	12 Months Ended
Dec. 31, 2020
Information on net borrowings
Information on net borrowings

19 Information on net borrowings

In assessing its capital structure, Eni uses net borrowings before the accounting effects of IFRS 16 (lease obligations), which is a non-GAAP financial measure. Eni calculates net borrowings as total finance debt (short-term and long-term debt) derived from its Consolidated Financial Statements prepared in accordance with IFRS less: cash and cash equivalents, held-for-trading securities and certain highly liquid investments not related to operations including, among others, non-operating financing receivables. Held-for-trading securities are part of a strategic reserve of liquidity that management has established by reinvesting proceeds from the Group disposal plans and is intended to provide a certain degree of financial flexibility in case of a prolonged price downturn, tight financial markets or in view of other Company’s purposes. Non-operating financing receivables consist mainly of deposits with banks and other financing institutions and deposits in escrow. These assets are generally intended to absorb temporary surpluses of cash as part of the Company’s ordinary management of financing activities.

Management believes that net borrowings is a useful measure of Eni’s financial condition as it provides insight about the soundness of Eni’s capital structure and the ways by which Eni’s operating assets are financed.

	December 31, 2020			December 31, 2019
(€ million)	Current	Non-current	Total	Current	Non-current	Total
A. Cash and cash equivalents	9,413		9,413	5,994		5,994
B. Financial assets held for trading	5,502		5,502	6,760		6,760
C Liquidity (A+B)	14,915		14,915	12,754		12,754
D. Financing receivables	203		203	287		287
E. Short-term debt towards banks	337		337	187		187
F. Long-term debt towards banks	759	3,193	3,952	504	2,341	2,845
G. Bonds	1,140	18,676	19,816	2,642	16,530	19,172
H. Short-term financial debt towards related parties	52		52	46		46
I. Other short-term financial liabilities	2,493		2,493	2,219		2,219
J. Other long-term financial liabilities	10	26	36	10	39	49
K. Total borrowings before lease liabilities (E+F+G+H+I+J)	4,791	21,895	26,686	5,608	18,910	24,518
L. Net borrowings before lease liabilities (K-C-D)	(10,327)	21,895	11,568	(7,433)	18,910	11,477
M. Lease liabilities	795	4,057	4,852	884	4,751	5,635
N. Lease liabilities towards related parties	54	112	166	5	8	13
O. Total borrowings including lease liabilities (K+M+N)	5,640	26,064	31,704	6,497	23,669	30,166
P. Net borrowings including lease liabilities (O-C-D)	(9,478)	26,064	16,586	(6,544)	23,669	17,125

Cash and cash equivalent are disclosed in note 5 – Cash and cash equivalent.

Financial assets held for trading are disclosed in note 6 – Financial assets held for trading.

Financing receivables are disclosed in note 16 – Other financial assets.

Finance debts are disclosed in note 18 – Finance debts.

Lease liabilities related for €1,652 million (€1,976 million at December 31,2019) to the share of joint operators in upstream projects operated by Eni which will be recovered through a partner cash-call billing process. More information is reported in note 12 – Right-of-use assets and lease liabilities.